Transactions and Balances with Related Parties (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 30, 2008 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 ILS (₪)
Disclosure of transactions between related parties [line items]
Outstanding commitments made on behalf of entity, related party transactions			₪ 23,467
Kanir and Meisaf [Member]
Disclosure of transactions between related parties [line items]
Aggregate annual services fee	$ 400	€ 369,000	1,386
Kanir and Keystone R.P. Holdings and Investments Ltd [Member]
Disclosure of transactions between related parties [line items]
Aggregate annual services fee		€ 480	1,800,000
Keystone [Member]
Disclosure of transactions between related parties [line items]
Aggregate annual services fee			1,140
Kanir [Member]
Disclosure of transactions between related parties [line items]
Aggregate annual services fee			660
Dori Energy [Member]
Disclosure of transactions between related parties [line items]
Outstanding commitments made by entity, related party transactions			₪ 46,933